Customer Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2018
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Customer Accounts Receivable and Other Current Assets

Note 8: Customer Accounts Receivable and Other Current Assets

8.1 Customer Accounts Receivable and Related Receivables

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Accounts receivable	1,263	1,265	—
Valuation allowance (charged to income statement)	(13)	—	—

Total net value of accounts receivable	1,250	1,265	—

All the customer accounts receivable have payment terms of less than one year.

As of December 31, 2016, and 2017, the accounts receivable corresponds primarily to the amounts due under the collaboration agreement with Nestlé Health Science.

8.2 Other current assets

The other current assets are broken down as follows:

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Research tax credit	7,228	9,217	10,829
Other tax claims	2,618	5,258	4,292
Other receivables	1,883	1,192	1,745
Prepaid expenses	2,725	2,054	4,265

Total	14,454	17,721	21,131

The other tax debt claims are primarily related to the deductible VAT as well as the reimbursement of VAT that has been requested.

Prepaid expenses are comprised primarily of rental and insurance expenses, as well as legal and scientific consulting fees. Prepaid expenses also include upfront payments which are recognized over the term of the ongoing clinical studies.

Research Tax Credit

The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit. In compliance with the principles described in Note 3.13, the Research Tax Credit is posted to the accounts as “Other Income” during the year with which the eligible research expenditures are associated.

The changes in this Research Tax Credit over the last three years are presented as follows:

Amount in thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2016	5,702
+ Other income	7,228
- Payment received	(5,702)
- Adjustment	—

Closing Balance Sheet Receivable as of December 31, 2016	7,228

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2017	7,228
+ Operating revenue	9,217
- Payment received	(7,341)
- Adjustement	113

Closing balance sheet receivable as of December 31, 2017	9,217

Amount in thousands of Euros
Opening balance sheet receivable as of January 1, 2018	9,217
+ Operating revenue	10,829
- Payment received	(9,479)
- Adjustement	262

Closing balance sheet receivable as of December 31, 2018	10,829

Following a tax inspection led by the French tax authorities on fiscal years 2012, 2013 and 2014, the Company received on July 4, 2016 a proposition of adjustments primarily affecting the 2014 Research Tax credit. The proposed adjustment amounted to €0.9 million and had been accrued in the financial statements as of December 31, 2017.

On June 25, 2018, the Company received the final reassessment for €58 thousand. The accrual initially recognized for €0.9 million has been reversed in the December 31, 2018 financial statements.

A tax audit covering all the tax declarations for the period from January 1, 2015 to December 31, 2016, extended to December 31, 2017 for VAT, was conducted in the third quarter of 2018. The conclusions of this tax audit were received in November 2018 without major financial consequences for the Group.